UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                                    FORM 13F

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

                          Midas Management Corporation
                               11 Hanover Square
                               New York, NY 10005

                         Form 13F File Number: 028-06269

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

     John F. Ramirez
     Chief Compliance Officer
     1-212-480-6432

     /s/John F. Ramirez
     Midas Management Corporation
     November 6, 2009

     Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 60

Form 13F Table Value Total: $92,580
                            (Thousands)

List of Other Managers:

1. CEF Advisers, Inc.

                                                                                    MARKET              AMOUNT AND TYPE
      NAME OF ISSUER                   TITLE OF CLASS            CUSIP         VALUE (THOUSANDS)      OF SECURITY (SH/PRN)
------------------------------------------------------------------------------------------------------------------------------
AGNICO EAGLE MINES                     Common Stock            008474108             3,616                 53,300.00
ANGLOGOLD ASHANTI                      Sponsored ADR           035128206             4,076                100,000.00
APPLE COMPUTER INC                     Common Stock            037833100               463                  2,500.00
BARRICK GOLD CORP                      Common Stock            067901108               457                 12,051.00
BERKSHIRE HATHAWAY                     Common Stock            084670207             3,589                  1,080.00
BHP BILLITON LTD                       Sponsored ADR           088606108             5,017                 76,000.00
BROOKFIELD ASST MGMT                   CL A LTD VT SH          112585104               409                 18,000.00
CANADIAN NAT RES                       Common Stock            136385101               672                 10,000.00
COMPANIA DE MINAS                      Sponsored ADR           204448104             7,042                200,000.00
COSTCO WHSL CORP NEW                   Common Stock            22160K105               565                 10,000.00
ELDORADO GOLD CORP                     Common Stock            284902103             7,410                650,000.00
GENERAL ELEC CO                        Common Stock            369604103               591                 36,000.00
GOLDCORP INC NEW                       Common Stock            380956409             4,537                112,385.00
GOLDMAN SACHS GROUP                    Common Stock            38141G104               719                  3,900.00
GOOGLE INC CL A                        Common Stock            38259P508             1,083                  2,184.00
GREAT BASIN GOLD LTD                   Common Stock            390124105             1,530              1,000,000.00
HOVNANIAN ENTERPRISE                   Common Stock            442487203                96                 25,000.00
IAMGOLD CORP                           Common Stock            450913108             2,828                200,000.00
International Rylty Corp               Common Stock            460277106             2,015                500,000.00
ISHARES SILVER TRUST                   ISHARES                 46428Q109               417                 25,464.00
JAGUAR MINING INC.                     Common Stock            47009M103             3,636                407,675.00
Johnson & Johnson                      Common Stock            478160104               670                 11,000.00
JPMORGAN & CHASE & C                   Common Stock            46625H100               850                 19,400.00
KINROSS GOLD CORP                      COM NO PAR              496902404             6,510                300,000.00
LEUCADIA NATL CORP                     Common Stock            527288104               494                 20,000.00
LIHIR GOLD LTD ADR                     Sponsored ADR           532349107             2,505                100,000.00
MASTERCARD INC CL A                    Common Stock            57636Q104             2,022                 10,000.00
MINEFINDERS LTD COM                    Common Stock            602900102               304                 31,200.00
NEWMONT MINING CORP                    Common Stock            651639106             2,201                 50,000.00
NORTHERN DYNASTY MIN                   Common Stock            66510M204             4,428                600,000.00
PULTE HOMES INC                        Common Stock            745867101               220                 20,000.00
SILVERCORP METALS                      Common Stock            82835P103             4,790              1,000,000.00
STREETTRACKS GOLD                      GOLD SHS                78463V107             1,513                 15,310.00
TRAVELERS COMPANIES                    Common Stock            89417E109               443                  9,000.00
YAMANA GOLD INC                        Common Stock            98462Y100             2,142                200,000.00
AMERICAN SELECT PORTFOLIO              Common Stock            029570108               341                 30,000.00
AMERICAN STRATEGIC INCOME PTFL         Common Stock            030099105               665                 65,000.00
ARES CAP CORP                          Common Stock            04010L103               716                 65,000.00
BERKSHIRE HATHAWAY                     Common Stock            084670207               233                     70.00
BLACKROCK INCOME TR INC                Common Stock            09247F100               695                104,900.00
CLAYMORE DIVID & INCOME FD             Common Stock            18385J105               226                 16,161.00
COHEN & STEERS ADV INC RLTY            Common Stock            19247W102               577                 97,708.00
DWS DREMAN VAL INCOME EDGE             Common Stock            23339M204               259                 23,150.00
DWS MULTI-MARKET                       SHS                     23338L108               165                 20,000.00
DWS RREEF Real Est                     Common Stock            23338X102               326                369,929.00
EVERGREEN MULTI-SECT                   COM SHS                 30024Y104               584                 40,909.00
FRANKLIN RESOURCES                     Common Stock            354613101               302                  3,000.00
GABELLI DIVID & INCOME TR              Common Stock            36242H104               669                 54,000.00
GOOGLE INC CL A                        Common Stock            38259P508               248                    500.00
GSC Investment Corp.                   Common Stock            362493108                67                 18,900.00
Helios Advantage                       Common Stock            42327W206               325                 51,336.00
Helios High Yield                      Common Stock            42328Q109               152                 20,000.00
Highland Cr Strategies FD              Common Stock            43005Q107               705                111,016.00
JOHN HANCOCK PATRIOT                   Common Stock            41013T105               745                 76,456.00
NGP Capital Resource                   Common Stock            62912R107               690                 95,000.00
Nuveen Multi Strat                     Common Stock            67073D102               973                135,000.00
NUVEEN MULTI-ST INC                    Common Stock            67073B106             1,037                150,000.00
PFIZER INC                             Common Stock            717081103               166                 10,000.00
RMR REAL ESTATE FUND                   COM SHS                 74964K609             1,154                 59,477.00
WESTERN ASSET MGT                      Common Stock            957668106               702                 57,750.00


             NAME OF ISSUER              PUT/CALL      INVESTMENT DISCRETION    OTHER MANAGERS          VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------
AGNICO EAGLE MINES                                            Defined                                      53,300.00
ANGLOGOLD ASHANTI                                             Defined                                     100,000.00
APPLE COMPUTER INC                                            Defined                                       2,500.00
BARRICK GOLD CORP                                             Defined                                      12,051.00
BERKSHIRE HATHAWAY                                            Defined                                       1,080.00
BHP BILLITON LTD                                              Defined                                      76,000.00
BROOKFIELD ASST MGMT                                          Defined                                      18,000.00
CANADIAN NAT RES                                              Defined                                      10,000.00
COMPANIA DE MINAS                                             Defined                                     200,000.00
COSTCO WHSL CORP NEW                                          Defined                                      10,000.00
ELDORADO GOLD CORP                                            Defined                                     650,000.00
GENERAL ELEC CO                                               Defined                                      36,000.00
GOLDCORP INC NEW                                              Defined                                     112,385.00
GOLDMAN SACHS GROUP                                           Defined                                       3,900.00
GOOGLE INC CL A                                               Defined                                       2,184.00
GREAT BASIN GOLD LTD                                          Defined                                   1,000,000.00
HOVNANIAN ENTERPRISE                                          Defined                                      25,000.00
IAMGOLD CORP                                                  Defined                                     200,000.00
International Rylty Corp                                      Defined                                     500,000.00
ISHARES SILVER TRUST                                          Defined                                      25,464.00
JAGUAR MINING INC.                                            Defined                                     407,675.00
Johnson & Johnson                                             Defined                                      11,000.00
JPMORGAN & CHASE & C                                          Defined                                      19,400.00
KINROSS GOLD CORP                                             Defined                                     300,000.00
LEUCADIA NATL CORP                                            Defined                                      20,000.00
LIHIR GOLD LTD ADR                                            Defined                                     100,000.00
MASTERCARD INC CL A                                           Defined                                      10,000.00
MINEFINDERS LTD COM                                           Defined                                      31,200.00
NEWMONT MINING CORP                                           Defined                                      50,000.00
NORTHERN DYNASTY MIN                                          Defined                                     600,000.00
PULTE HOMES INC                                               Defined                                      20,000.00
SILVERCORP METALS                                             Defined                                   1,000,000.00
STREETTRACKS GOLD                                             Defined                                      15,310.00
TRAVELERS COMPANIES                                           Defined                                       9,000.00
YAMANA GOLD INC                                               Defined                                     200,000.00
AMERICAN SELECT PORTFOLIO                                     Defined                1                     30,000.00
AMERICAN STRATEGIC INCOME PTFL                                Defined                1                     65,000.00
ARES CAP CORP                                                 Defined                1                     65,000.00
BERKSHIRE HATHAWAY                                            Defined                1                         70.00
BLACKROCK INCOME TR INC                                       Defined                1                    104,900.00
CLAYMORE DIVID & INCOME FD                                    Defined                1                     16,161.00
COHEN & STEERS ADV INC RLTY                                   Defined                1                     97,708.00
DWS DREMAN VAL INCOME EDGE                                    Defined                1                     23,150.00
DWS MULTI-MARKET                                              Defined                1                     20,000.00
DWS RREEF Real Est                                            Defined                1                    369,929.00
EVERGREEN MULTI-SECT                                          Defined                1                     40,909.00
FRANKLIN RESOURCES                                            Defined                1                      3,000.00
GABELLI DIVID & INCOME TR                                     Defined                1                     54,000.00
GOOGLE INC CL A                                               Defined                1                        500.00
GSC Investment Corp.                                          Defined                1                     18,900.00
Helios Advantage                                              Defined                1                     51,336.00
Helios High Yield                                             Defined                1                     20,000.00
Highland Cr Strategies FD                                     Defined                1                    111,016.00
JOHN HANCOCK PATRIOT                                          Defined                1                     76,456.00
NGP Capital Resource                                          Defined                1                     95,000.00
Nuveen Multi Strat                                            Defined                1                    135,000.00
NUVEEN MULTI-ST INC                                           Defined                1                    150,000.00
PFIZER INC                                                    Defined                1                     10,000.00
RMR REAL ESTATE FUND                                          Defined                1                     59,477.00
WESTERN ASSET MGT                                             Defined                1                     57,750.00